Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Current assets	$ 284,545	$ 278,751
Non-current assets	106,563	114,289
Total assets	391,108	393,040
Current liabilities	153,301	118,506
Non-current liabilities	42,674	44,137
Shareholders' equity	195,133	230,397
Total liabilities	$ 391,108	$ 393,040